Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events
28.	Subsequent events

In the preparation of the consolidated financial statements, the Group has evaluated the events and transactions for their recognition or disclosure subsequent to December 31, 2024, and until April 29, 2025 (date of issuance of the consolidated financial statements), and has not identified subsequent significant events.

At the end of fiscal year 2024, the Management committed to a plan to sell the O’Farril de Jafra México land (now an asset identified as available for sale) following a strategic review aligned with the Company’s efforts to optimize its asset base. A promise of sale was signed on February 27, 2025, which includes a six-month extension for the potential buyer to notify the company of their intention to continue with the sale or not proceed with it. The transaction was valued at Ps.40,000, which will be paid in two installments: the first payment of Ps.6,000 upon signing the promise of sale agreement, and Ps.34,000 upon execution of the public deed.

On March 7, 2025, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps.250,000, which were paid in cash on March 25, 2025. Part of this amount (Ps.131,295) was paid to Campalier based on its shareholding. The dividend per share was Ps.6.70.

The United States government and the Trump administration have imposed, and may impose, tariffs on imports from Canada, Mexico, and China, as well as other countries. On April 4, 2025, the United States government announced a new global reciprocal tariff and tariff program, which establishes a minimum tariff of 10% on all goods imported into the United States. These tariffs are set by country and range from 10% for products imported from certain countries to 50% (with the potential to escalate to 145%) for products from China, with certain tariff exceptions currently applied to countries such as Mexico and Canada. As of the date of issuance of these consolidated financial statements, a 90-day tariff pause has been announced, which would be reduced to 10% for all trading partners except China. However, uncertainty remains regarding the timing and potential implementation of the tariffs on Mexico. The potential impact on the Company’s results and financial condition resulting from the imposition of these tariffs cannot be determined with certainty. The Company’s management continues to monitor the impacts of the tariffs on its operations.